Borrowings - Summary of Borrowings (Detail) ¥ in Thousands, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 10,315,445		¥ 2,989,862
Unsecured Bank Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,279,835	$ 50	2,977,440
Unsecured Corporate Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,162
Unsecured Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	10,280,997		2,977,440
Interest payable	¥ 34,448		¥ 12,422